NATURE OF OPERATIONS AND LIQUIDITY RISK - Disclosure of detailed information about subsidiaries (Details)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Disclosure of nature of operations and going concern [Line Items]
Proportion of ownership interest	100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure of nature of operations and going concern [Line Items]
Proportion of ownership interest	49.90%	49.90%
Waterberg JV Resources (Pty) Ltd. [Member]
Disclosure of nature of operations and going concern [Line Items]
Proportion of ownership interest	37.32%	37.19%
Lion Battery Technologies Inc. [Member]
Disclosure of nature of operations and going concern [Line Items]
Proportion of ownership interest	51.98%	52.08%